Horizon Kinetics SPAC Active ETF
Schedule of Investments
March 31, 2026 (Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 97.5%	Shares	Value
AI Infrastructure Acquisition Corp. - Class A (a)	50,000	$501,500
Aldabra 4 Liquidity Opportunity Vehicle, Inc. (a)	40,000	398,800
Aldel Financial II, Inc. (a)	30,000	317,100
BTC Development Corp. - Class A (a)	25,164	251,388
Cantor Equity Partners V, Inc. - Class A (a)	40,000	404,000
Crane Harbor Acquisition Corp. II - Class A (a)	36,191	358,291
Daedalus Special Acquisition Corp. - Class A (a)	40,000	396,400
Evolution Global Acquisition Corp. - Class A (a)	41,750	416,456
Fifth Era Acquisition Corp. I - Class A (a)	26,549	273,986
Hennessy Capital Investment Corp. VIII (a)	40,000	400,000
Indigo Acquisition Corp. (a)	20,000	202,800
Inflection Point Acquisition Corp. VI (a)	42,500	430,100
Jackson Acquisition Co. II - Class A (a)	46,288	490,190
Kensington Capital Acquisition Corp. VI (a)	40,000	401,600
M Evo Global Acquisition Corp. II - Class A (a)	40,000	394,000
Metals Acquisition Corp. II (a)	40,000	403,600
NewHold Investment Corp. III - Class A (a)	23,308	242,170
Oaktree Acquisition Corp. III Life Sciences (a)	50,006	531,064
OTG Acquisition Corp. I - Class A (a)	40,000	402,400
Oyster Enterprises II Acquisition Corp. - Class A (a)	30,000	306,600
Space Asset Acquisition Corp. (a)	40,000	407,000
Spartacus Acquisition Corp. II (a)	40,000	401,400
Titan Acquisition Corp. - Class A (a)	42,392	437,909
Wen Acquisition Corp. - Class A (a)	41,043	417,818
Willow Lane Acquisition Corp. II (a)	40,000	404,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $9,364,252)		9,590,572

WARRANTS - 1.1%	Contracts	Value
Aldel Financial II, Inc., Expires 10/10/2029, Exercise Price $11.50 (a)	25,512	8,164
Apex Treasury Corp., Expires 11/17/2030, Exercise Price $11.50 (a)	28,500	6,555
BERTO ACQUISITION CORP, Expires 04/28/2030, Exercise Price $11.50 (a)	9,894	2,815
Blue Water Acquisition Corp. III, Expires 12/31/2026, Exercise Price $11.50 (a)	8,491	3,821
BTC Development Corp., Expires 08/19/2030, Exercise Price $11.50 (a)	6,291	2,959
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50 (a)	25,003	3,088
Churchill Capital Corp. IX, Expires 06/11/2029, Exercise Price $11.50 (a)	10,001	4,500
Daedalus Special Acquisition Corp., Expires 09/17/2030, Exercise Price $11.50 (a)	13,000	5,457
Evolution Global Acquisition Corp., Expires 11/07/2030, Exercise Price $11.50 (a)	20,875	7,725
GigCapital7 Corp., Expires 09/11/2029, Exercise Price $11.50 (a)	36,693	12,109
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50 (a)	23,575	3,062
Launch Two Acquisition Corp., Expires 11/26/2029, Exercise Price $11.50 (a)	11,307	1,765
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50 (a)	20,002	2,400
M Evo Global Acquisition Corp. II, Expires 02/19/2031, Exercise Price $11.50 (a)	20,000	6,750
NewHold Investment Corp. III, Expires 04/17/2030, Exercise Price $11.50 (a)	16,655	7,493
OTG Acquisition Corp. I, Expires 10/22/2030, Exercise Price $11.50 (a)	25,188	6,925
Roman DBDR Acquisition Corp. II, Expires 02/03/2030, Exercise Price $11.50 (a)	22,858	4,855
Silverbox Corp. IV, Expires 09/24/2029, Exercise Price $11.50 (a)	15,622	4,484
Titan Acquisition Corp., Expires 06/02/2030, Exercise Price $11.50 (a)	21,196	5,936
Voyager Acquisition Corp., Expires 05/16/2031, Exercise Price $11.50 (a)	20,575	2,817
Wen Acquisition Corp., Expires 05/15/2031, Exercise Price $11.50 (a)	7,701	2,659
TOTAL WARRANTS (Cost $100,242)		106,339

RIGHTS - 0.9%	Shares	Value
AI Infrastructure Acquisition Corp., Expires 02/21/2030, Exercise Price $0.00 (a)	63,234	15,808
Axiom Intelligence Acquisition Corp. 1, Expires 06/10/2030, Exercise Price $10.00 (a)	60,729	10,327
Black Hawk Acquisition Corp., Expires 12/22/2026, Exercise Price $10.00 (a)	2,857	3,857
Crane Harbor Acquisition Corp. II, Expires 12/09/2030, Exercise Price $0.00 (a)	36,191	6,650
Fifth Era Acquisition Corp. I, Expires 02/21/2030, Exercise Price $0.00 (a)	37,549	10,559
Flag Ship Acquisition Corp., Expires 06/20/2026, Exercise Price $0.11 (a)	40,003	4,404
Indigo Acquisition Corp., Expires 04/02/2027, Exercise Price $10.00 (a)	44,021	6,055
Jackson Acquisition Co. II, Expires 12/11/2026, Exercise Price $10.00 (a)	46,288	8,123
Oyster Enterprises II Acquisition Corp., Expires 05/22/2030, Exercise Price $10.00 (a)	42,871	7,286
Sizzle Acquisition Corp. II, Expires 04/02/2030, Exercise Price $10.00 (a)	30,281	5,996
Soulpower Acquisition Corp., Expires 06/27/2026, Exercise Price $1.00 (a)	30,281	5,451
TOTAL RIGHTS (Cost $85,034)		84,516

TOTAL INVESTMENTS - 99.5% (Cost $9,549,528)		9,781,427
Money Market Deposit Account - 0.6% (b)		56,868
Liabilities in Excess of Other Assets - (0.1)%		(5,701)
TOTAL NET ASSETS - 100.0%		$9,832,594

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026, was 3.49%.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Horizon Kinetics SPAC Active ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Special Purpose Acquisition Companies (SPACs)	$8,104,730	$1,485,842	$–	$9,590,572
Warrants	45,910	60,429	–	106,339
Rights	42,218	42,298	–	84,516
Total Investments	$8,192,858	$1,588,569	$–	$9,781,427

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Net Assets)
United States	$8,686,555	88.4%
Cayman Islands	688,145	7.0
United Kingdom	406,727	4.1
Other Assets in Excess of Liabilities	51,167	0.5
	$9,832,594	100.0%